RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - CAD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
Service fees	$ 3,728	$ 11,140
Reimbursable expenses	$ 214	$ 284